Information About Components of Consolidated Statements of Financial Position - Schedule of Convertible Notes (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Information About Components of Consolidated Statements of Financial Position - Schedule of Convertible Notes (Details) [Line Items]
Convertible notes	$ 18,260,456	$ 80,809,686
Convertible notes [Member]
Information About Components of Consolidated Statements of Financial Position - Schedule of Convertible Notes (Details) [Line Items]
Convertible notes	$ 18,260,456	$ 80,809,686